Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Other payables and accruals [Abstract]
Payroll payable	$ 5,442	$ 4,540
Other payables	134,086	7,795
Total	$ 139,528	$ 12,335